Transactions with Former Owner (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	5 Months Ended	9 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Feb. 03, 2012	Sep. 30, 2011
Related Party Transaction [Line Items]
Common Stock, Shares, Issued		34.4	34.4		6.8
Payment to Ralcorp			$ 900.0	$ 0
Due to Related Parties, Current					784.5
Investment in partnership		0	0		60.2	60.2
Related Party Transaction, Expenses from Transactions with Related Party			4.6	16.6
Related Party Transaction, Transition Services Agreement Expenses		5.4
Related Party Transaction, Revenues from Transactions with Related Party			12.7	9.5
Due from Related Parties						4.0
Related Party Transaction, Rate	1.00%
Gain (Loss) on Sale of Accounts Receivable			3.3	8.7
Servicing Fees, Net			0.8	2.8
Stockholders' Equity, Other			(181.8)
Receivable from Ralcorp		4.5	4.5			41.3
Separation related expenses			$ 10.4